Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2024
Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of the lease term or estimated useful life
Buildings [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Minimum [Member] | Machinery equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Electronic equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Office equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Machinery equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Maximum [Member] | Electronic equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Office equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years